Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net revenue	$ 699,364	$ 1,625,901	$ 1,685,509	$ 2,974,639	$ 4,796,474	$ 4,299,717
Cost of revenue	437,586	1,794,419	1,450,274	3,366,589	6,109,206	5,300,037
Gross margin	261,778	(168,518)	235,235	(391,950)	(1,312,732)	(1,000,320)
Operating expenses
Compensation	721,059	901,480	4,835,582	1,774,992	4,678,390	5,812,057
Research and development	46,301	224,512	177,927	451,166	951,414	983,528
Marketing	371,809	1,277,510	907,330	3,369,531	4,700,171	9,626,982
Stock based compensation	557,707	2,141,218	7,885,751	3,222,010	4,183,844	9,661,168
Impairment of goodwill					1,433,815	1,035,795
Impairment of intangible assets					2,043,011	688,127
General and administrative	1,277,538	3,280,186	2,852,897	5,793,059	9,727,735	4,560,743
Total operating expenses	2,974,414	7,824,906	16,659,487	14,610,758	27,718,380	32,368,400
Loss from operations	(2,712,636)	(7,993,424)	(16,424,252)	(15,002,708)	(29,031,112)	(33,368,720)
Other income (expenses)
Other income			12,000	99	99	396,223
Settlement of vendor liabilities		(17,392)	23,589	(2,867)	(265,717)	59,692
Interest expense	(93,981)	(20,360)	(159,351)	(34,256)	(821,051)	(372,106)
Accretion of debt discount and issuance cost	(1,705,067)	(623,531)	(3,860,225)	(647,008)	(4,668,039)	(3,612,669)
Derivative expense	45,826		(13,144)			(100,502)
Change in derivative liability				3,729	3,729	(1,096,287)
Impairment of investment		(50,000)		(50,000)	(50,000)	(589,461)
Loss on marketable securities		(231)		(231)	(11,742)
Gain (loss) on extinguishment of debt				147,256	(832,482)	1,025,655
Gain on forgiveness of debt						279,022
Other income (expenses), net	(1,753,222)	(711,514)	(3,997,131)	(583,278)	(6,645,203)	(4,010,433)
Loss before income tax provision	(4,465,858)	(8,704,938)	(20,421,383)	(15,585,986)	(35,676,315)	(37,379,153)
Income tax provision
Net loss	(4,465,858)	(8,704,938)	(20,421,383)	(15,585,986)	(35,676,315)	(37,379,153)
Non-controlling interest in net loss	15,450	367,872	64,640	985,758	3,383,044	86,251
Net Loss attributable to Creatd, Inc.	(4,450,408)	(8,337,066)	(20,356,743)	(14,600,228)	(32,293,271)	(37,292,902)
Deemed dividend	(6,228,318)		(12,565,564)	(81,728)	(4,216,528)	(410,750)
Net loss attributable to common shareholders	(10,678,726)	(8,337,066)	(32,922,307)	(14,681,956)	(36,509,799)	(37,703,652)
Comprehensive loss
Net loss	(4,465,858)	(8,704,938)	(20,421,383)	(15,585,986)	(35,676,315)	(37,379,153)
Currency translation gain (loss)	90,547	(24,659)	220,518	(29,609)	(61,911)	(41,038)
Comprehensive loss	$ (4,375,311)	$ (8,729,597)	$ (20,200,865)	$ (15,615,595)	$ (35,738,226)	$ (37,420,191)
Per-share data
Basic loss per share (in Dollars per share)	$ (0.12)	$ (0.41)	$ (0.43)	$ (0.77)	$ (1.66)	$ (2.98)
Weighted average number of common shares outstanding (in Shares)	91,212,856	20,233,585	77,428,872	18,977,745	22,035,260	12,652,470